INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
PRC tax rate	25.00%	25.00%	25.00%
Tax provision (credit) at PRC enterprise income tax rate	$ (7,068)	$ (8,181)	$ 197
Expenses not deductible for tax purpose	1,879	3,701	403
Share-based compensation not deductible for tax purpose	36	11	123
Income not taxable for tax purposes	(142)	(5,146)	(1,005)
Net change in valuation allowance	6,291	4,299	1,682
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(1,508)	3,857	(930)
Effect of the different income tax rates in other jurisdictions	196	301	204
Effect of withholding tax on undistributed earnings	$ (205)	$ (762)	400
Utilization of tax loss previously not recognized			(685)
(Over provision) under provision in prior year	$ 32	$ (90)	(78)
Others	333	214	92
Total income tax expense	$ (156)	$ (1,796)	$ 403